TRADE PAYABLES	12 Months Ended
Dec. 31, 2024
Trade Payables
TRADE PAYABLES

16.   TRADE PAYABLES

			Consolidated
	Ref.	12/31/2024	12/31/2023
Trade payables		7,172,161	7,867,431
(-) Adjusted present value		(98,164)	(96,851)
		7,073,997	7,770,580

Classified:
Current		7,030,734	7,739,520
Non-current	17	43,263	31,060
		7,073,997	7,770,580

16.a) Trade payables – Forfaiting

		Consolidated
	12/31/2024	12/31/2023
In Brazil	2,159,399	2,843,455
Abroad	743,194	1,365,979
	2,902,593	4,209,434

The Company discloses and classifies in a specific group its forfaiting operations with suppliers where the nature of the securities continue to be part of the Company's operating cycle. These transactions are negotiated with financial institutions to enable the Company's suppliers to anticipate receivables arising from sales of goods and, consequently, to extend the payment terms of the Company's own obligations. The term of these operations ranges from 180 days to 360 days.

The table below provides a comparison of invoice payment terms with and without reverse forfaiting operations, dealing only with merchandise acquisitions, for the base date of December 31, 2024:

Trade payables	Forfaiting	NoForfaiting
Due between 1 and 180 days	1,973,029	6,525,690
Due between 181 to 360 days	929,564	505,044
Over 360 days		43,263
Total	2,902,593	7,073,997

Impact of variations without effect on cash as of December 31, 2024:

Exchange variation	64,957
Interest Appropriation	12,530
Total	77,487

Accounting Policy

Trade payables

They are initially recognized at fair value, and subsequently measured at amortized cost, using the effective interest rate method, and brought to present value when applicable on the date of the transactions, based on the Company's estimated cost of capital rate.

Forfaiting

The Company classifies financial liabilities arising from financing agreements with suppliers under a specific line item in the balance sheet. This is the case when the financing agreement with suppliers is part of the working capital used in the Company's normal operating cycle and the terms of the liabilities that are part of the supply chain financing agreement are not substantially different from the terms of trade accounts payable that are not part of the agreement.

Cash flows related to liabilities arising from financing agreements with suppliers are presented in operating activities in the statement of cash flows. The financial costs of the operation, when applicable, are shown in note 28.